CPPL Initial Public Offering (Tables)	12 Months Ended
Dec. 31, 2015
Initial Public Offering [Abstract]
Change From Net Income Attributable to CPG and Transfers to Noncontrolling Interest

Year Ended December 31,
(in millions)	2015
Net income attributable to CPG	$267.2
Increase in CPG's net parent investment for the sale of 8.4% of Columbia OpCo	227.1
Change from net income attributable to CPG and transfers to noncontrolling interest	$494.3